INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss carryforwards	$ 4,685,529	$ 4,661,550	$ 4,576,065
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	34.00%
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 11,981,541
Capital Loss Available for Future Use	25,539,612	17,275,583
Operating Loss Carryforwards	$ 611,806	$ 764,717